CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥)	Common Class A [Member] USD ($)	Common Class B [Member] CNY (¥)	Common Class B [Member] USD ($)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income (loss) [Member] CNY (¥)	Accumulated Other Comprehensive Income (loss) [Member] USD ($)	Retained Earnings/Accumulated Losses [Member] CNY (¥)	Retained Earnings/Accumulated Losses [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Contingently Redeemable Noncontrolling Interests [Member] CNY (¥)	Contingently Redeemable Noncontrolling Interests [Member] USD ($)
Balance at Dec. 31, 2022	¥ 3,104,786						¥ 80		¥ 156		¥ 2,688,571		¥ 353,948		¥ (9,424)		¥ 3,033,331		¥ 71,455
Balance (in shares) at Dec. 31, 2022 | shares							479,458,004	479,458,004	970,015,685	970,015,685
Net loss	(593,869)														(602,898)		(602,898)		9,029
Share-based compensation	27,685										27,685						27,685
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares							7,754,497	7,754,497	36,941,200	36,941,200
Exercise and vesting of share-based awards, including subsidiaries' awards							¥ 1		¥ 7		(4,129)						(4,121)		4,121
Other comprehensive income (loss)	2,275												2,906				2,906		(631)
Accretion of redeemable noncontrolling interests											(252)						(252)				¥ (252)
Dividends declared on share awards of consolidated subsidiaries	(909)														(780)		(780)		(129)
Noncontrolling interest in connection with business acquisitions	14,862																		14,862		105,726
Balance at Dec. 31, 2023	2,554,578						¥ 81		¥ 163		2,711,875		356,854		(613,102)		2,455,871		98,707		105,978
Balance (in shares) at Dec. 31, 2023 | shares							487,212,501	487,212,501	1,006,956,885	1,006,956,885
Net loss	(601,586)														(617,557)		(617,557)		15,971
Share-based compensation	24,783										24,783						24,783
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares							12,145,293	12,145,293	9,472,450	9,472,450
Exercise and vesting of share-based awards, including subsidiaries' awards							¥ 2		¥ 2		(6,157)						(6,153)		6,153
Other comprehensive income (loss)	51,687												53,569				53,569		(1,882)
Accretion of redeemable noncontrolling interests	(7,997)										(7,997)						(7,997)				7,997
Dividends declared on share awards of consolidated subsidiaries	(4,064)														(1,918)		(1,918)		(2,146)
Noncontrolling interest in connection with business acquisitions	0																		0		75,750
Balance at Dec. 31, 2024	2,017,401						¥ 83		¥ 165		2,722,504		410,423		(1,232,577)		1,900,598		116,803		189,725
Balance (in shares) at Dec. 31, 2024 | shares							499,357,794	499,357,794	1,016,429,335	1,016,429,335
Net loss	(235,152)	$ (33,625)													(257,713)		(257,713)		22,561
Share-based compensation	19,840										19,840						19,840
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares							11,886,568	11,886,568	24,257,650	24,257,650
Exercise and vesting of share-based awards, including subsidiaries' awards	4,698						¥ 2		¥ 4		(1,833)						(1,827)
Other comprehensive income (loss)	(49,301)	(7,050)											(48,178)				(48,178)		(1,123)
Accretion of redeemable noncontrolling interests	(7,835)		¥ (2,577)	$ (369)	¥ (5,258)	$ (752)					(7,835)						(7,835)				7,835
Disposal of subsidiaries	(44)														(44)		(44)
Dividends declared on share awards of consolidated subsidiaries	(766)														(613)		(613)		(153)
Noncontrolling interest in connection with business acquisitions	32,733																		32,733
Repurchase and cancellation of noncontrolling interest	(20,786)										3,441						3,441		(24,227)
Balance at Dec. 31, 2025	¥ 1,760,788	$ 251,789					¥ 85	$ 12	¥ 169	$ 24	¥ 2,736,117	$ 391,260	¥ 362,245	$ 51,800	¥ (1,490,947)	$ (213,203)	¥ 1,607,669	$ 229,893	¥ 153,119	$ 21,896	¥ 197,560	$ 28,251
Balance (in shares) at Dec. 31, 2025 | shares							511,244,362	511,244,362	1,040,686,985	1,040,686,985